Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.5%
Communication Services—17.0%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$1,565	$1,705
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,820	1,906
Cablevision Lightpath LLC
144A 3.875%, 9/15/27(1)	1,110	1,110
144A 5.625%, 9/15/28(1)	1,095	1,113
CenturyLink, Inc.
7.600%, 9/15/39	432	489
7.650%, 3/15/42	342	384
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	1,869	1,974
Cinemark USA, Inc. 144A 8.750%, 5/1/25(1)	290	307
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	1,040	1,061
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	900	1,004
144A 4.625%, 12/1/30(1)	985	990
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	1,595	1,128
DISH DBS Corp. 7.375%, 7/1/28	969	998
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	4,225	4,210
iHeartCommunications, Inc.
8.375%, 5/1/27	1,030	1,015
144A 5.250%, 8/15/27(1)	1,100	1,073
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	1,895	1,980
Live Nation Entertainment, Inc.
144A 4.875%, 11/1/24(1)	626	606
144A 5.625%, 3/15/26(1)	1,110	1,071
144A 6.500%, 5/15/27(1)	940	1,015
Meredith Corp. 6.875%, 2/1/26	625	522
SeaWorld Parks & Entertainment, Inc. 144A 9.500%, 8/1/25(1)	515	532
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,470
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	2,020	2,106
ViacomCBS, Inc. 6.250%, 2/28/57	1,025	1,125
WMG Acquisition Corp. 144A 3.875%, 7/15/30(1)	493	508
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,850	1,938
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	665	674
		34,014

Consumer Discretionary—26.5%
Boyd Gaming Corp.
6.375%, 4/1/26	618	643
6.000%, 8/15/26	495	510
4.750%, 12/1/27	535	525
144A 8.625%, 6/1/25(1)	685	751
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	1,020	1,063
	Par Value	Value

Consumer Discretionary—continued
144A 8.125%, 7/1/27(1)	$1,110	$1,177
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	565	547
Carnival Corp.
144A 11.500%, 4/1/23(1)	925	1,037
144A 9.875%, 8/1/27(1)	1,010	1,068
Cedar Fair LP 5.250%, 7/15/29	1,095	1,040
Century Communities, Inc. 6.750%, 6/1/27	1,930	2,046
Churchill Downs, Inc. 144A 5.500%, 4/1/27(1)	980	1,023
Ford Motor Co.
9.000%, 4/22/25	1,260	1,445
9.625%, 4/22/30	355	458
5.291%, 12/8/46	585	549
Ford Motor Credit Co. LLC
5.584%, 3/18/24	400	416
5.125%, 6/16/25	1,040	1,072
Gap, Inc. (The) 144A 8.625%, 5/15/25(1)	915	1,002
General Motors Co. 6.750%, 4/1/46	860	1,059
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	325	271
144A 8.750%, 10/1/25(1)	355	280
Hasbro, Inc.
6.350%, 3/15/40	458	539
5.100%, 5/15/44	485	504
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	855	885
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	555	584
L Brands, Inc.
6.750%, 7/1/36	705	691
144A 9.375%, 7/1/25(1)	955	1,096
144A 6.625%, 10/1/30(1)	730	743
Lear Corp. 5.250%, 5/15/49	1,760	1,902
Liberty Interactive LLC 8.250%, 2/1/30	1,450	1,568
Macy’s, Inc. 144A 8.375%, 6/15/25(1)	940	972
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,055	1,000
MGM Resorts International 7.750%, 3/15/22	280	295
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	1,040	1,087
Motors Liquidation Co. Escrow(2)	53,982	—
New Home Co., Inc. (The) 7.250%, 4/1/22	915	908
Newell Brands, Inc. 6.000%, 4/1/46	390	437
Nordstrom, Inc.
4.375%, 4/1/30	2,181	1,763
144A 8.750%, 5/15/25(1)	690	756
Penn National Gaming, Inc. 144A 5.625%, 1/15/27(1)	1,040	1,079
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	662	693
144A 5.750%, 4/15/26(1)	1,627	1,740
See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc. 7.875%, 6/15/32	$205	$282
QVC, Inc.
4.750%, 2/15/27	990	1,017
5.450%, 8/15/34	710	701
Royal Caribbean Cruises Ltd.
144A 10.875%, 6/1/23(1)	485	543
144A 9.125%, 6/15/23(1)	605	641
Sally Holdings LLC 144A 8.750%, 4/30/25(1)	908	994
Shea Homes LP
144A 4.750%, 2/15/28(1)	735	733
144A 4.750%, 4/1/29(1)	1,075	1,071
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	1,085	1,029
Station Casinos LLC
144A 5.000%, 10/1/25(1)	1,225	1,205
144A 4.500%, 2/15/28(1)	1,140	1,054
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	605	647
TRI Pointe Group, Inc.
5.875%, 6/15/24	810	875
5.700%, 6/15/28	485	531
Twin River Worldwide Holdings, Inc. 144A 6.750%, 6/1/27(1)	1,065	1,060
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,240	1,098
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,185	1,247
Wyndham Destinations, Inc.
4.250%, 3/1/22	503	500
144A 6.625%, 7/31/26(1)	505	529
		52,981

Consumer Staples—3.4%
Kraft Heinz Foods Co.
5.200%, 7/15/45	465	507
144A 4.625%, 10/1/39(1)	1,395	1,479
Molson Coors Beverage Co. 5.000%, 5/1/42	550	622
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	2,030	2,068
Sysco Corp. 6.600%, 4/1/50	600	837
Vector Group Ltd.
144A 6.125%, 2/1/25(1)	625	623
144A 10.500%, 11/1/26(1)	715	728
		6,864

Energy—8.2%
ChampionX Corp. 6.375%, 5/1/26	931	889
DCP Midstream Operating LP 5.125%, 5/15/29	550	542
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	225	231
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	378
EQM Midstream Partners LP
5.500%, 7/15/28	390	393
6.500%, 7/15/48	645	608
	Par Value	Value

Energy—continued
144A 6.500%, 7/1/27(1)	$505	$535
EQT Corp.
7.875%, 2/1/25	285	316
8.750%, 2/1/30	570	673
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	73	51
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	685	623
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	666	328
Occidental Petroleum Corp.
5.875%, 9/1/25	545	499
6.450%, 9/15/36	603	513
4.500%, 7/15/44	610	437
6.600%, 3/15/46	1,435	1,239
Oceaneering International, Inc. 6.000%, 2/1/28	640	400
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,100	1,156
Petroleos Mexicanos 6.875%, 8/4/26	690	662
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	655	636
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	435	437
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	556	511
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	916	812
USA Compression Partners LP 6.875%, 4/1/26	610	605
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	827	815
Western Midstream Operating LP
5.450%, 4/1/44	360	308
6.250%, 2/1/50	820	760
WPX Energy, Inc. 5.250%, 10/15/27	1,085	1,101
		16,458

Financials—15.0%
AerCap Ireland Capital DAC
3.150%, 2/15/24	575	570
6.500%, 7/15/25	1,970	2,126
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	550	534
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	3,480	3,867
Avolon Holdings Funding Ltd. 144A 5.500%, 1/15/26(1)	510	512
Cimpress plc 144A 7.000%, 6/15/26(1)	2,727	2,584
Credit Acceptance Corp.
6.625%, 3/15/26	345	356
144A 5.125%, 12/31/24(1)	670	665
Dell International LLC 144A 8.350%, 7/15/46(1)	880	1,167
Delta Air Lines, Inc.
144A 4.500%, 10/20/25(1)	440	452
144A 4.750%, 10/20/28(1)	320	332

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	$560	$573
HAT Holdings I LLC
144A 6.000%, 4/15/25(1)	485	517
144A 3.750%, 9/15/30(1)	150	150
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	500	453
Markel Corp. 6.000% (3)(4)	2,015	2,131
MGIC Investment Corp. 5.250%, 8/15/28	1,020	1,055
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,420	1,447
144A 5.500%, 8/15/28(1)	1,180	1,179
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	1,090	1,074
OneMain Finance Corp. 6.875%, 3/15/25	1,876	2,082
Petrobras Global Finance B.V. 6.750%, 6/3/50	305	330
PM General Purchaser LLC 144A 9.500%, 10/1/28(1)	67	69
Quicken Loans LLC 144A 5.750%, 5/1/25(1)	1,935	1,992
Radian Group, Inc.
4.500%, 10/1/24	840	834
4.875%, 3/15/27	1,505	1,497
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	1,015	1,023
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	584	523
		30,094

Health Care—6.3%
Encompass Health Corp.
4.500%, 2/1/28	950	955
4.750%, 2/1/30	710	720
4.625%, 4/1/31	137	137
Endo Dac 144A 9.500%, 7/31/27(1)	618	646
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	570	595
MEDNAX, Inc. 144A 6.250%, 1/15/27(1)	605	628
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,899	1,989
Tenet Healthcare Corp.
4.625%, 7/15/24	1,915	1,920
6.875%, 11/15/31	221	216
144A 5.125%, 11/1/27(1)	185	190
144A 6.125%, 10/1/28(1)	295	287
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	2,340	2,387
6.750%, 3/1/28	1,385	1,444
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	450	466
		12,580

Industrials—9.2%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,090	1,052
	Par Value	Value

Industrials—continued
Boeing Co. (The)
5.705%, 5/1/40	$1,080	$1,261
3.750%, 2/1/50	890	814
Delta Air Lines, Inc. 144A 7.000%, 5/1/25(1)	1,960	2,152
General Electric Co. 4.250%, 5/1/40	1,610	1,638
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	583
Spirit AeroSystems, Inc.
3.850%, 6/15/26	211	198
144A 5.500%, 1/15/25(1)	137	138
144A 7.500%, 4/15/25(1)	840	850
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	1,569	1,662
Tms International Holding Corp. 144A 7.250%, 8/15/25(1)	908	848
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,146
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	2,045	2,144
5.500%, 11/15/27	545	524
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)	300	308
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	358	367
Vizient, Inc. 144A 6.250%, 5/15/27(1)	601	630
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	700
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	101	110
144A 7.250%, 6/15/28(1)	490	537
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	750	794
		18,456

Information Technology—4.3%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	1,075	1,008
144A 7.000%, 1/15/26(1)	1,115	1,110
ams AG 144A 7.000%, 7/31/25(1)	1,230	1,302
Dell International LLC
144A 7.125%, 6/15/24(1)	925	962
144A 8.100%, 7/15/36(1)	680	893
Dell, Inc. 6.500%, 4/15/38	465	538
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	766	843
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	599
ViaSat, Inc. 144A 6.500%, 7/15/28(1)	505	506
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	815	805
		8,566

Materials—3.7%
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	1,027	1,146

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Freeport-McMoRan, Inc.
5.400%, 11/14/34	$580	$642
5.450%, 3/15/43	600	666
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	520	542
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,070	1,085
144A 6.500%, 3/15/27(1)	665	708
United States Steel Corp. 144A 12.000%, 6/1/25(1)	433	461
US Concrete, Inc. 144A 5.125%, 3/1/29(1)	2,140	2,145
		7,395

Real Estate—2.2%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,652	2,090
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	517	525
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	1,010	1,028
Sabra Health Care LP 3.900%, 10/15/29	690	672
		4,315

Utilities—0.7%
PG&E Corp.
5.000%, 7/1/28	510	495
5.250%, 7/1/30	1,010	977
		1,472

Total Corporate Bonds and Notes (Identified Cost $188,834)		193,195

Leveraged Loans(5)—0.8%
Consumer Non-Durables—0.2%
Coty, Inc. Tranche A (1 month LIBOR + 1.750%) 1.909%, 4/5/23	508	460
Energy—0.6%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.897%, 11/3/25	764	533
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	764	595
		1,128

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(6)	350	80
Total Leveraged Loans (Identified Cost $2,185)		1,668

	Shares	Value
Common Stocks—0.1%
Energy—0.1%
Templar Energy LLC Class A(2)(7)	159,460	$1
Whiting Petroleum Corp.(7)	8,926	154
		155

Total Common Stocks (Identified Cost $5,748)		155

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(7)	3,760	—(8)
SandRidge Energy, Inc.(7)	1,583	—(8)
		—(8)

Total Warrants (Identified Cost $—)		—(8)

Total Long-Term Investments—97.4% (Identified Cost $196,767)		195,018

TOTAL INVESTMENTS—97.4% (Identified Cost $196,767)		$195,018
Other assets and liabilities, net—2.6%		5,252
NET ASSETS—100.0%		$200,270

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $124,208 or 62.0% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Interest payments may be deferred.
(4)	No contractual maturity date.
(5)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Amount is less than $500.

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
Country Weightings†
United States	81%
Netherlands	5
Ireland	4
Luxembourg	3
Cayman Islands	2
Panama	1
France	1
Other	3
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$193,195	$—	$193,144	$51(1)
Leveraged Loans	1,668	—	1,668	—
Equity Securities:
Warrants	—(2)	—(2)	—	—
Common Stocks	155	154	—	1
Total Investments	$195,018	$154	$194,812	$52

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Fund with an end of period value of $81 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2020.
See Notes to Schedule of Investments

SEIX HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.